UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG SR Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares	Security	Value
SHORT-TERM INVESTMENTS - 95.20%
MONEY MARKET FUND - 78.51%
6,564,171	Federated Prime Cash Obligation Fund, Institutional Shares, 0.02% +	$ 6,564,171
5,429,708	Rydex Series US Government Money Market Fund, Money Market Class, 0.00% +	5,429,708
11,993,879
Par Value
U.S. GOVERNMENT - 16.69%
$2,550,000	United States Treasury Bill, 0.00%, due 3/6/2014 ^	2,549,891

	TOTAL SHORT-TERM INVESTMENTS	14,543,770
( Cost - $14,543,770)

TOTAL INVESTMENTS - 95.20%
	( Cost - $14,543,770) (a)	$ 14,543,770
	OTHER ASSETS LESS LIABILITIES - 4.80%	733,989
	NET ASSETS - 100.00%	$ 15,277,759

+ Money market fund; interest rate reflects seven-day yield on January 31, 2014.
^ Segregated as collateral for futures contracts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $14,543,770 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Depreciation:	$ -

Unrealized
Contracts	OPEN FUTURES CONTRACTS	Appreciation
103	US Ultra Bond Future March 2014	$ 120,438
(Underlying Face Amount at Value $1,481,274)
	TOTAL OPEN FUTURES CONTRACTS	$ 120,438

Face amounts are the underlying reference amounts to bonds upon which the fair value of the futures contracts traded by the Fund are based.  While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Tactical Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Par Value	Security	Value
	BONDS & NOTES - 37.58%
	BEVERAGES - 4.02%
$1,000,000	PepsiCo, Inc., 0.80%, due 8/25/14	$ 1,003,137
500,000	PepsiCo, Inc., 0.75%, due 3/5/2015	502,244
		1,505,381
	DIVERSIFIED FINANCIAL SERVICES - 4.06%
1,500,000	General Electric Capital Corp., 5.90%, due 5/13/14	1,523,232

	INSURANCE - 2.67%
1,000,000	MetLife, Inc., 2.38%, due 2/6/14	1,000,061

	MACHINERY-CONSTRUCTION & MINING - 4.02%
1,500,000	Caterpillar Financial Services Corp., 1.38%, due 5/20/14	1,505,079

	MEDIA - 2.69%
1,000,000	Walt Disney Co., 0.88%, due 12/1/14	1,006,247

	PHARMACEUTICALS - 4.02%
1,500,000	Johnson & Johnson, 1.20%, due 5/15/14	1,503,599

	RETAIL - 6.70%
2,500,000	Wal-Mart Stores, Inc., 1.63%, due 4/15/14	2,507,287

	TELECOMMUNICATIONS - 9.40%
1,000,000	AT&T, Inc., 0.88%, due 2/13/15	1,002,635
2,500,000	Verizon Communications, Inc., 1.25%, due 11/3/14	2,515,290
		3,517,925

	TOTAL BONDS & NOTES	14,068,811
	( Cost - $14,069,197)
Shares
	SHORT-TERM INVESTMENTS - 51.76%
	MONEY MARKET FUND - 25.05%
9,380,921	Federated Prime Cash Obligation Fund, Institutional Shares, 0.01% +	9,380,921

Par Value
	U.S. GOVERNMENT - 26.71%
$10,000,000	United States Treasury Bill, 0.00%, due 3/6/14 ^	9,999,587

	TOTAL SHORT-TERM INVESTMENTS	19,380,508
	( Cost - $19,380,508)

	TOTAL INVESTMENTS - 89.34%
	( Cost - $33,449,705) (a)	$ 33,449,319
	OTHER ASSETS LESS LIABILITIES - 10.66%	3,993,175
	NET ASSETS - 100.00%	$ 37,442,494

	+ Money market fund; interest rate reflects seven-day yield on January 31, 2014.
	^ Segregated as collateral for futures contracts.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $33,449,705 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,367
	Unrealized Depreciation:	(2,753)
	Net Unrealized Depreciation:	$ (386)

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares	Security	Value
	COMMON STOCK - 91.09%
	APPAREL - 7.17%
6,640	Gerry Weber International AG	$ 295,549
38,800	Grendene SA	256,317
3,826	NIKE, Inc.	278,724
8,274	Steven Madden Ltd. *	269,650
		1,100,240
	BEVERAGES - 3.87%
3,779	Brown-Forman Corp.	291,059
4,451	Monster Beverage Corp. *	302,223
		593,282
	BUILDING MATERIALS - 3.57%
908	Geberit AG	263,839
244,500	Semen Indonesia Persero Tbk PT	284,279
		548,118
	CHEMICALS - 3.68%
6,509	Novozymes A/S	280,979
9,668	Victrex PLC	283,390
		564,369
	COMMERCIAL SERVICES - 3.54%
10,163	Healthcare Services Group, Inc.	275,722
3,530	Mastercard, Inc.	267,150
		542,872
	COMPUTERS - 7.16%
542	Apple, Inc.	271,325
2,818	Cognizant Technology Solutions Corp. *	273,121
4,899	Infosys Ltd. - ADR	286,983
3,182	Syntel, Inc. *	268,083
		1,099,512
	DISTRIBUTION/WHOLESALE - 3.47%
6,038	Fastnal Co.	265,249
1,140	WW Grainger, Inc.	267,307
		532,556
	DIVERSIFIED FINANCIAL SERVICES - 3.55%
3,438	T Rowe Price Group, Inc.	269,677
1,277	Visa, Inc.	275,104
		544,781
	ELECTRONICS - 1.55%
5,882	Rotork PLC	238,206

	HEALTHCARE - PRODUCTS - 3.86%
744	Intuitive Surgical, Inc. *	303,240
3,546	Varian Medical Systems, Inc. *	288,325
		591,565
	HOSEHOLD PRODUCTS/WARES - 1.74%
2,321	Societe BIC SA	267,319
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares	Security	Value
	INTERNET - 4.01%
247	Google, Inc. - Cl. A *	$ 291,700
4,690	Tencent Holdings Ltd. - ADR	324,314
		616,014
	MACHINERY - DIVERSIFIED - 1.71%
5,476	Spirax-Sarco Engineering PLC	263,018

	MEDIA - 3.55%
190,800	BEC World Public Company Ltd.	269,973
2,593	FactSet Research Systems, Inc.	274,262
		544,235
	MINING - 1.95%
21,335	Antofagasta PLC	298,474

	MISCELLANEOUS MANUFACTURING - 1.74%
2,084	3M Co.	267,148

	OIL & GAS - 1.72%
1,710	Cnooc Ltd. - ADR	263,391

	OIL & GAS SERVICES - 1.87%
11,109	TGS Nopec Geophysical Co.	286,350

	PHARMACEUTICALS - 3.51%
2,988	Johnson & Johnson	264,348
6,910	Novo Nordisk A/S	273,557
		537,905
	RETAIL - 18.82%
4,219	Bed Bath & Beyond, Inc. *	269,383
6,138	Buckle, Inc.	272,036
553	Chipotle Mexican Grill, Inc. *	305,234
2,799	Cie Finaciere Richemont SA	260,031
5,638	Coach, Inc.	270,004
2,381	Fielmann AG	265,976
6,007	Hennes & Mauritz AB	259,171
1,710	Inditex SA	255,324
244,800	SA SA International Holdings Ltd.	234,235
425	Swatch Group AG	253,602
37,336	Truworths International Ltd.	243,825
		2,888,821
	SEMICONDUCTORS - 1.75%
4,688	Hittite Microwave Corp. *	268,857

	SOFTWARE - 3.74%
4,356	Check Point Software Technologies Ltd. *	285,013
7,635	Microsoft Corp.	288,985
		573,998
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares	Security	Value
	TELECOMMUNICATIONS - 1.70%
27,343	China Mobile Ltd.	$ 260,750

	TRANSPORTATION - 1.86%
4,873	CH Robinson Worldwide, Inc.	285,265

	TOTAL COMMON STOCK	13,977,046
	( Cost - $13,750,854)

	SHORT-TERM INVESTMENTS - 8.78%
	MONEY MARKET FUND - 8.78%
1,347,192	Federated Prime Cash Obligation Fund, Institutional Shares, 0.01% +	1,347,192
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,347,192)

	TOTAL INVESTMENTS - 99.87%
	( Cost - $15,098,046) (a)	$ 15,324,238
	OTHER ASSETS LESS LIABILITIES - 0.13%	19,338
	NET ASSETS - 100.00%	$ 15,343,576

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	* Non-income producing security.
	+ Money market fund; interest rate reflects seven-day yield on January 31, 2014.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $15,098,046
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 880,213
	Unrealized Depreciation:	(654,021)
	Net Unrealized Appreciation:	$ 226,192

		Unrealized
Contracts	OPEN FUTURE CONTRACTS	Appreciation (Depreciation)
11	S&P 500 E-Mini Future March 2014	$ (7,123)
	(Underlying Face Amount at Value $977,130)
1	Hang Seng Index Future February 2014	850
	(Underlying Face Amount at Value $18,249)
2	FTSE 100 Index March 2014	1,711
	(Underlying Face Amount at Value $350,950)
	TOTAL OPEN FUTURES CONTRACTS	$ (4,562)

Face amounts are the underlying reference amounts to equities upon which the fair value of the futures contracts traded by the Fund are based.  While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Funds' assets and liabilities measured at fair value:

CMG SR Tactical Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 11,993,879	$ 2,549,891	$ -	$ 14,543,770
Derivative Instruments*	120,438	-	-	120,438
Total Assets	$ 12,114,317	$ 2,549,891	$ -	$ 14,664,208

CMG Tactical Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 14,068,811	$ -	$ 14,068,811
Short-Term Investments	9,380,921	9,999,587	-	19,380,508
Total Assets	$ 9,380,921	$ 24,068,398	$ -	$ 33,449,319

CMG Global Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,977,046	$ -	$ -	$ 13,977,046
Short-Term Investments	1,347,192	-	-	1,347,192
Total Assets	$ 15,324,238	$ -	$ -	$ 15,324,238
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 4,562	$ -	$ -	$ 4,562
Total Liabilities	$ 4,562	$ -	$ -	$ 4,562

*Derivative Instruments include cumulative unrealized gain (loss) on futures contracts open at January 31, 2014.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2014 categorized by risk exposure:

CMG SR Tactical Bond Fund
Risk Exposure Category	Unrealized Gain at 1/31/2014
Interest rate contracts	$120,438
Total	$120,438

CMG Global Equity Fund
Risk Exposure Category	Unrealized Loss at 1/31/2014
Equity contracts	$(4,562)
Total	$(4,562)

Futures Contracts –  The Funds are subject to interest rate risk and equity risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/28/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/28/14